Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Accrued payroll	$1,244	$1,140
Accrued interest	10,485	11,614
Accrued expenses	17,474	18,157
Total	$29,203	$30,911